Note 4 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 4 – RELATED PARTY TRANSACTIONS

Advances from Related Party

The Company received advances from AEI Management, Inc., a Company owned by a significant shareholder, totaling $0 and $88,956 during the six months ended June 30, 2023 and 2022, respectively. The advances are unsecured, non-interest bearing and are payable on demand. During the six months ended June 30, 2022, the Company repaid $10,000 of the advances and converted $413,206 of advances to a senior secured convertible note due February 24, 2024.

The Company received advances from Jay Leaver, President of the Company, totaling $130,381 and $31,280 during the six months ended June 30, 2023 and 2022, respectively. The advances are unsecured, non-interest bearing and is payable on demand. During the six months ended June 30, 2022, the Company converted $325,580 of advances to a senior secured convertible note due February 24, 2024.

Accounts Payable and Accrued Expenses - Related Parties

As of June 30, 2023 and December 31, 2022, there was $30,000 and $328,375 of accounts payable related parties due to Leaverite Exploration, Inc. d/b/a Leaverite Consulting (“Leaverite Exploration”), a corporation wholly-owned by our President, Jay Leaver pursuant to a consulting agreement. On April 10, 2023, the Company issued 70,852 shares of common stock valued at $5.00 per share to settle outstanding consulting invoices in the amount of $354,260 owed to Jay Leaver, President.

Senior Secured Convertible Notes Payable – Related Party

On February 25, 2022, the Company entered into a secured senior secured convertible note for the purchase and sale of convertible promissory notes (“Convertible Note”) in the principal amount of $5,000,000. The Senior Convertible Note is convertible at any time after the date of issuance into shares of the Company’s common stock at a fixed conversion price of $5.00 per share. Upon conversion of the convertible note into the Company’s common stock, the noteholder would be issued 1,000,000 shares of the Company’s common stock. Interest on the Convertible Note shall be paid to the investors at a rate of 7.25% per annum, paid on a quarterly basis, and the maturity date of the Convertible Note is two years after the issuance date. The Convertible Note purports to be secured by certain oil and gas leases, lands, minerals and other properties of the Company, subject to prior liens and security interests. See Note 5 – Related Party Transactions. $413,206 from a related party were exchanged for a Convertible Note. Due to the variable conversion price in the convertible credit line, this fixed senior secured convertible note is treated as derivatives due to the possibility of insufficient shares available at conversion to settle the notes. The day one derivative liability was $65,262, which was recorded as a discount on the senior secured convertible notes payable. During the six months ended June 30, 2023, the Company amortized $16,182 of the discount as interest expense. As of June 30, 2023, the unamortized discount was $21,456. The outstanding principal balance on the senior secured convertible notes payable as of June 30, 2023 and December 31, 2022 amounted to $413,206.

On February 25, 2022, Mr. Leaver assigned a $406,750 promissory note and advances of $500,000 to 20 Shekels, an affiliated Company. On the same day, the assigned promissory note and advance totaling $906,750 were transferred into a secured senior secured convertible note. The convertible note bears interest at 7.25% and matures on February 25, 2024. The note is convertible into shares of the Company at $5.00 per share. Due to the variable convertible credit line, this fixed senior secured convertible note are treated as derivatives due to the possibility of insufficient shares available at conversion to settle the notes. The day one derivative liability was $143,214, which was recorded as a discount on the senior secured convertible notes payable. During the six months ended June 30, 2023, the Company amortized $35,509 of the discount as interest expense. As of June 30, 2023, the unamortized discount was $47,084. The outstanding principal balance on the senior secured convertible notes payable as of June 30, 2023 and December 31, 2022 amounted to $906,754.

As of June 30, 2023 and December 31, 2022, the senior secured convertible notes payable balance, net of discount was $1,251,420 and $1,199,729 with accrued interest of $30,983 and $0, respectively.

Convertible Credit Line – Related Party

On June 1, 2021, the Company entered into a new convertible credit line agreement to borrow up to $1,500,000 and matures The outstanding balance accrues interest at a rate of 7% per annum and the outstanding balance is convertible to common stock of the Company at the lesser of the close price of the common stock as quoted on the OTCBB on the day interest is due and payable immediately preceding the conversion or $1.50. On February 11, 2023, the Company and AEI Acquisition Company, LLC. (“AEI”), the Company’s majority shareholder, entered into a First Amendment to Revolving Credit Note (the “Amendment”) which amended the convertible Revolving Credit Note dated June 1, 2021 and matures on December 31, 2023 in the maximum amount of $1,500,000 by and between the Company and AEI (the “Revolving Credit Line”). The Amendment amends the Revolving Credit Line to provide that any outstanding amount of principal and/or interest under the Revolving Credit Line may be converted into fully paid and non-assessable shares of common stock, $0.001 per share par value, at a fixed conversion price of $1.50 per share subject to adjustment for stock dividends, stock splits, recapitalizations, or other similar transactions that affect the rights of common stockholders generally. As of June 30, 2023, the Company has drawn $239,841 on the convertible note, with accrued interest of $1,952.

NOTE 6 – RELATED PARTY TRANSACTIONS

Advances from Related Party

The Company received advances from AEI Management, Inc., a Company owned by a significant shareholder, totaling $88,956 and $234,100 during the years ended December 31, 2022 and 2021, respectively. AEI Management paid expenses on the Company’s behalf of $19,150 during the year ended December 31, 2021. The advances are unsecured, non-interest bearing and are payable on demand. During the year ended December 31, 2022, the Company repaid $10,000 of the advances and converted $413,206 of advances to a senior secured convertible note due February 24, 2024.

The Company received advances from Jay Leaver, President of the Company, totaling $31,280 and $193,800 during the years ended December 31, 2022 and 2021, respectively. Mr. Leaver paid oil and gas payments on the Company’s behalf totaling $65,500 during the year ended December 31, 2021. The advances are unsecured, non-interest bearing and is payable on demand. During the year ended December 31, 2022, the Company converted $325,580 of advances to a senior secured convertible note due February 24, 2024.

Other

During the year ended December 31, 2021, the Chief Financial Officer allowed the use of his residence as an office for the Company at no charge.

During the year ended December 31, 2021, a board member of the Company acted as corporate council to Company at no charge, other than board of director fees.

As of December 31, 2022 and 2021, there was $0 and $628,550 of short-term advances due to related parties, respectively.

Accounts Payable and Accrued Expenses - Related Parties

As of December 31, 2022, there was $203,484 of accounts payable related parties which consisted of $203,484 due to Leaverite Exploration, Inc. d/b/a Leaverite Consulting (“Leaverite Exploration”), a corporation wholly-owned by our President, Jay Leaver pursuant to a consulting agreement.

As of December 31, 2021, there was $228,668 of accounts payable related parties which consisted of $208,484 due to Leaverite Exploration, $4,394 due to former CFO John Lepin, $10,000 due Kelloff Oil &Gas, LLC, a limited liability company and $5,790 due to Staley Engineering LLC for consulting services.

Notes Payable - Related Party

On December 3, 2020, the Company executed a promissory note for $65,000 with Jay Leaver, our President. The unsecured note matured three years from date of issuance and bore interest at a rate of 5% per annum. As of December 31, 2021, the note payable had unpaid accrued interest in the amount of $13,003. On February 23, 2022, the promissory note was amended to a principal amount of $406,750, which includes the original $65,000 plus additional advances of $325,580 and accrued interest of $16,170. The amended promissory note matures on February 23, 2025 and bears interest at 5% per annum. In February 2022, Mr. Leaver advanced an additional $500,000 to the Company. On February 25, 2022, Mr. Leaver’s $406,750 promissory note and $500,000 advance were assigned to 20 Shekels, Inc, a corporation wholly-owned by Marshwiggle, LLC, a limited liability company jointly owned by Mr. Leaver and his spouse and on February 25, 2022 the Company issued $906,750 of its secured senior secured convertible notes due February 24, 2024, bearing interest at a rate of 7.25% per annum (the “7.25% Note”) in exchange for the prior obligations. The 7.25% Note is convertible into shares of the Company’s Common Stock at $5.00 per share.

Senior Secured Convertible Notes Payable – Related Party

On February 25, 2022, the Company entered into secured senior secured convertible note for the purchase and sale of convertible promissory notes (“Convertible Note”) in the principal amount of $5,000,000. The Senior Convertible Note is convertible at any time after the date of issuance into shares of the Company’s common stock at a fixed conversion price of $5.00 per share. Upon conversion of the convertible note into the Company’s common stock, the noteholder would be issued 1,000,000 shares of the Company’s common stock. Interest on the Convertible Note shall be paid to the investors at a rate of 7.25% per annum, paid on a quarterly basis, and the maturity date of the Convertible Note is two years after the issuance date. The Convertible Note purports to be secured by certain oil and gas leases, lands, minerals and other properties of the Company, subject to prior liens and security interests. See Note 4 – Related Party Transactions. $413,206 from a related party were exchanged for a Convertible Note. Due to the variable conversion price in the convertible credit line, this fixed senior secured convertible note is treated as derivatives due to possibility of insufficient shares available at conversion to settle the notes. The day one derivative liability was $65,262, which was recorded as a discount on the senior secured convertible notes payable. During the year ended December 31, 2022, the Company amortized $27,624 of the discount as interest expense. As of December 31, 2022, the unamortized discount was $37,638. The outstanding principal balance on the senior secured convertible notes payable as of December 31, 2022 amounted to $413,206. See discussion of derivative liability in Note 9 – Derivative Liability.

On February 25, 2022, Mr. Leaver assigned a $406,750 promissory note and advances of $500,000 to 20 Shekels, an affiliated Company. On the same day, the assigned promissory note and advance totaling $906,750 were transferred into a secured senior secured convertible note. The convertible note bears interest at 7.25% and matures on February 25, 2024. The note is convertible into shares of the Company at $5.00 per share. Due to the variable convertible credit line, this fixed senior secured convertible note are treated as derivatives due to possibility of insufficient shares available at conversion to settle the notes. The day one derivative liability was $143,214, which was recorded as a discount on the senior secured convertible notes payable. During the year ended December 31, 2022, the Company amortized $60,621 of the discount as interest expense. As of December 31, 2022, the unamortized discount was $82,593. The outstanding principal balance on the senior secured convertible notes payable as of December 31, 2022 amounted to $906,754. See discussion of derivative liability in Note 9 – Derivative Liability.

On December 31, 2022, the Company and 20 Shekels, Inc. an affiliate of our President Jay Leaver, and AEI Management, Inc., an affiliate of our majority stockholder, AEI Acquisition Company, LLC., entered into Exchange Agreements (the “Exchange Agreements”) with respect to certain outstanding indebtedness of the Company. Under the Exchange Agreements, the Company’s previously issued 7.25% Senior Secured Notes due February 22, 2024 to affiliates of Mr. Leaver (which were assigned to 20 Shekels, Inc. a corporation wholly-owned by Marshwiggle, LLC, a limited liability company jointly owned by Mr. Leaver and his spouse ) and to AEI Management, Inc. were amended and restated and the Contractual Investment Agreements (“CIA”) entered with the Company and related agreements were terminated and replaced with the new 7.25% Senior Secured Note Purchase Agreement agreements and the new 7.25% Transaction Documents. Under the terms of the Exchange Agreements, 20 Shekels, Inc. was issued a $906,754 principal amount 7.25% Note and AEI Management, Inc. was issued a $413,206 principal amount 7.25% Note. As a result of the amendments, the holders and the Company amended and restated the terms of the contractual agreements governing 7.25% Notes in order to, among other things, extend the maturity date to December 31 2024 and limit the scope of the collateral pledged to assets acquired on March 9, 2022 (34 well bores and related assets) under the Purchase and Sale Agreement with Progressive Well Service, LLC on the Cherokee Uplift in Central Oklahoma for the Logan 1 Assets. In addition, AEI Management, Inc. was appointed collateral agent for 7.25% Notes, the CIAs were terminated, and the parties agreed to various representations and warranties, covenants, and conditions, as provided in the new 7.25% Transaction Documents and released all prior obligations under the CIA and related agreements.

As of December 31, 2022, the senior secured convertible notes payable balance, net of discount was $1,199,729.

As of December 31, 2022, the future maturities of debt, excluding debt discounts are as follows:

2023	$1,210,000
2024	1,319,960
2025	-
2026	-
2027 and thereafter	-
Total	$2,529,960